Authorised and issued share capital - Options Granted, WPP Share Option Plan 2015 (Details)	12 Months Ended
	Dec. 31, 2021 ADRs shares £ / shares	Dec. 31, 2021 ADRs shares $ / shares	Dec. 31, 2020 shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	21,664,190	21,664,190	20,447,140
WSOP | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	19,608,150	19,608,150	17,940,725
WSOP | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	1,442,375	1,442,375
WSOP | Exercise price group 1 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	11,250	11,250
Exercise price per share (in pound per share) | £ / shares	£ 7.344
Exercise dates	2023 - 2027
WSOP | Exercise price group 1 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	279,970	279,970
Exercise price per (in ADR per share) | $ / shares		$ 48.950
Exercise dates	2023 - 2030
WSOP | Exercise price group 2 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	2,525,625	2,525,625
Exercise price per share (in pound per share) | £ / shares	£ 7.344
Exercise dates	2023 - 2030
WSOP | Exercise price group 2 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	167,410	167,410
Exercise price per (in ADR per share) | $ / shares		$ 53.140
Exercise dates	2021 - 2028
WSOP | Exercise price group 3 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	8,750	8,750
Exercise price per share (in pound per share) | £ / shares	£ 8.372
Exercise dates	2021 - 2025
WSOP | Exercise price group 3 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	228,630	228,630
Exercise price per (in ADR per share) | $ / shares		$ 62.590
Exercise dates	2022 - 2029
WSOP | Exercise price group 4 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,256,150	1,256,150
Exercise price per share (in pound per share) | £ / shares	£ 8.372
Exercise dates	2021 - 2028
WSOP | Exercise price group 4 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	378,030	378,030
Exercise price per (in ADR per share) | $ / shares		$ 73.780
Exercise dates	2023 - 2030
WSOP | Exercise price group 5 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	10,375	10,375
Exercise price per share (in pound per share) | £ / shares	£ 9.600
Exercise dates	2022 - 2026
WSOP | Exercise price group 5 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	154,820	154,820
Exercise price per (in ADR per share) | $ / shares		$ 88.260
Exercise dates	2020 - 2027
WSOP | Exercise price group 6 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,947,050	1,947,050
Exercise price per share (in pound per share) | £ / shares	£ 9.600
Exercise dates	2022 - 2029
WSOP | Exercise price group 6 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	130,170	130,170
Exercise price per (in ADR per share) | $ / shares		$ 105.490
Exercise dates	2020 - 2026
WSOP | Exercise price group 7 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,258,125	3,258,125
Exercise price per share (in pound per share) | £ / shares	£ 11.065
Exercise dates	2023 - 2030
WSOP | Exercise price group 7 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	103,345	103,345
Exercise price per (in ADR per share) | $ / shares		$ 115.940
Exercise dates	2018 - 2025
WSOP | Exercise price group 8 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	9,250	9,250
Exercise price per share (in pound per share) | £ / shares	£ 13.085
Exercise dates	2020 - 2024
WSOP | Exercise price group 9 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,329,975	1,329,975
Exercise price per share (in pound per share) | £ / shares	£ 13.085
Exercise dates	2020 - 2027
WSOP | Exercise price group 10 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	34,250	34,250
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2018 - 2022
WSOP | Exercise price 11 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	917,975	917,975
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2018 - 2025
WSOP | Exercise price group 12 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	4,500	4,500
Exercise price per share (in pound per share) | £ / shares	£ 15.150
Exercise dates	2019 - 2025
WSOP | Exercise price group 13 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	7,500	7,500
Exercise price per share (in pound per share) | £ / shares	£ 17.055
Exercise dates	2019 - 2023
WSOP | Exercise price 14 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,075,500	1,075,500
Exercise price per share (in pound per share) | £ / shares	£ 17.055
Exercise dates	2019 - 2026